Income taxes (Tables)	12 Months Ended
Mar. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of differences between tax provision and Federal and Provincial statutory income taxes
Income tax provision differs from the amount that would be computed by applying the Federal and Provincial statutory income tax rates to income before income taxes. The reasons for the differences are as follows:

Year ended March 31,	2013	2012	2011
Loss from continuing operations before income taxes	$(37,145)	$(34,618)	$(34,831)
Tax rate	25.12%	26.25%	27.75%
Expected benefit	$(9,331)	$(9,087)	$(9,666)
Increase (decrease) related to:
Impact of enacted future statutory income tax rates	9	151	134
Income tax adjustments and reassessments	82	170	742
Valuation allowance	—	(91)	962
Stock-based compensation	344	(393)	1,443
Non deductible portion of capital losses	—	—	932
Other	60	15	348
Income tax benefit	$(8,836)	$(9,235)	$(5,105)

Schedule of classification of income tax benefit (expense)	Classified as:

Year ended March 31,	2013	2012	2011
Current income tax (benefit) expense	$(2,209)	$(677)	$2,892
Deferred income tax (benefit)	(6,627)	(8,558)	(7,997)
	$(8,836)	$(9,235)	$(5,105)

Schedule of deferred tax assets and liabilities
The deferred tax assets and liabilities are summarized below:

	March 31, 2013	March 31, 2012
Deferred tax assets:
Non-capital losses carried forward	$43,307	$51,614
Derivative financial instruments	1,618	2,296
Billings in excess of costs on uncompleted contracts	1,781	1,887
Capital lease obligations	10,508	2,689
Deferred lease inducements	111	134
Stock-based compensation	1,508	1,402
Other	539	420
	$59,372	$60,442

	March 31, 2013	March 31, 2012
Deferred tax liabilities:
Unbilled revenue and uncertified revenue included in accounts receivable	$7,965	$13,039
Assets held for sale	684	462
Accounts receivable – holdbacks	6,787	8,071
Property, plant and equipment	49,864	52,323
Deferred financing costs	300	224
Intangible assets	8	8
Other	—	173
	$65,608	$74,300
Net deferred income tax liability	$(6,236)	$(13,858)
Classified as:

	March 31, 2013	March 31, 2012
Current asset	$33,694	$2,991
Long term asset	14,673	57,451
Current liability	(13,392)	(21,512)
Long term liability	(41,211)	(52,788)
	$(6,236)	$(13,858)

Schedule of non-capital losses for income tax purposes
At March 31, 2013, the Company has non-capital losses for income tax purposes of $172,372 which predominately expire after 2027.

March 31, 2013
2027	$158
2028	128
2029	13,676
2030	360
2031	41,074
2032	25,357
2033	91,619
$172,372